Loans and Allowance for Loan Losses - Schedule of Loans Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable Impaired [Line Items]
Individually evaluated for impairment, Allowance for loan losses	$ 343		$ 269			$ 1,681
Individually evaluated for impairment and purchase credit impaired loans			11,489
Collectively evaluated for impairment, Allowance for loan losses	5,687		5,237			4,282
Purchase credit impaired loans, Allowance for loan losses	0		0
Total Allowance for Loan Losses	6,030	$ 5,980	5,506	$ 5,643	$ 6,565	5,963	$ 5,614	$ 4,471
Individually evaluated for impairment	5,715		5,733			14,866
Collectively evaluated for impairment	969,219		948,866			711,010
Purchase credit impaired loans	5,176		5,756
Total Loans	980,110		960,355			725,876
Commercial Real Estate [Member]
Financing Receivable Impaired [Line Items]
Individually evaluated for impairment, Allowance for loan losses	238		190			1,044
Individually evaluated for impairment and purchase credit impaired loans			7,261
Collectively evaluated for impairment, Allowance for loan losses	2,070		1,861			1,853
Purchase credit impaired loans, Allowance for loan losses	0		0
Total Allowance for Loan Losses	2,308	2,275	2,051	1,913	3,079	2,897	2,866	2,159
Individually evaluated for impairment	2,029		2,893			10,694
Collectively evaluated for impairment	407,569		389,756			353,402
Purchase credit impaired loans	3,901		4,368
Total Loans	413,499		397,017			364,096
Commercial and Industrial [Member]
Financing Receivable Impaired [Line Items]
Individually evaluated for impairment, Allowance for loan losses	6		6			523
Individually evaluated for impairment and purchase credit impaired loans			1,182
Collectively evaluated for impairment, Allowance for loan losses	1,568		1,360			1,036
Purchase credit impaired loans, Allowance for loan losses	0		0
Total Allowance for Loan Losses	1,574	1,563	1,366	2,228	1,959	1,559	990	1,448
Individually evaluated for impairment	770		1,182			1,710
Collectively evaluated for impairment	252,698		260,850			181,390
Total Loans	253,468		262,032			183,100
Residential Real Estate [Member]
Financing Receivable Impaired [Line Items]
Individually evaluated for impairment, Allowance for loan losses	73		66			95
Individually evaluated for impairment and purchase credit impaired loans			2,848
Collectively evaluated for impairment, Allowance for loan losses	1,844		1,758			1,095
Purchase credit impaired loans, Allowance for loan losses	0		0
Total Allowance for Loan Losses	1,917	1,940	1,824	1,345	1,267	1,190	1,360	745
Individually evaluated for impairment	1,710		1,491			2,175
Collectively evaluated for impairment	259,411		247,368			132,280
Purchase credit impaired loans	1,266		1,357
Total Loans	262,387		250,216			134,455
Agricultural Real Estate [Member]
Financing Receivable Impaired [Line Items]
Individually evaluated for impairment, Allowance for loan losses						16
Collectively evaluated for impairment, Allowance for loan losses	41		29			132
Purchase credit impaired loans, Allowance for loan losses	0		0
Total Allowance for Loan Losses	41	41	29	25	138	148	217	2
Individually evaluated for impairment	656					258
Collectively evaluated for impairment	15,909		18,180			16,825
Total Loans	16,565		18,180			17,083
Consumer [Member]
Financing Receivable Impaired [Line Items]
Individually evaluated for impairment, Allowance for loan losses	26		7			3
Individually evaluated for impairment and purchase credit impaired loans			103
Collectively evaluated for impairment, Allowance for loan losses	101		180			78
Purchase credit impaired loans, Allowance for loan losses	0		0
Total Allowance for Loan Losses	127	79	187	90	56	81	63	57
Individually evaluated for impairment	314		72			29
Collectively evaluated for impairment	17,576		17,000			7,846
Purchase credit impaired loans	9		31
Total Loans	17,899		17,103			7,875
Agricultural [Member]
Financing Receivable Impaired [Line Items]
Individually evaluated for impairment and purchase credit impaired loans			95
Collectively evaluated for impairment, Allowance for loan losses	63		49			88
Purchase credit impaired loans, Allowance for loan losses	0		0
Total Allowance for Loan Losses	63	$ 82	49	$ 42	$ 66	88	$ 118	$ 60
Individually evaluated for impairment	236		95
Collectively evaluated for impairment	16,056		15,712			19,267
Total Loans	$ 16,292		$ 15,807			$ 19,267